Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Cash flows from (used in) operating activities
Net income	$ 10,782	$ 17,429
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses (Note 8)	2,933	1,067
Depreciation (Note 15)	1,239	1,167
Amortization of other intangibles (Note 14)	672	599
Net securities loss/(gain) (Note 7)	48	(60)
Deferred taxes (Note 24)	(1,256)	502
Changes in operating assets and liabilities
Interest receivable and payable (Notes 16, 18)	812	(412)
Securities sold under repurchase agreements	36,832	(16,073)
Securities purchased under reverse repurchase agreements	(41,873)	7,117
Securities sold short	(2,722)	3,121
Trading loans, securities, and other	(5,332)	3,864
Loans net of securitization and sales	(67,766)	(109,463)
Deposits	(25,487)	105,759
Derivatives	(2,341)	(15,435)
Non-trading financial assets at fair value through profit or loss	3,897	(1,556)
Financial assets and liabilities designated at fair value through profit or loss	28,565	48,323
Securitization liabilities	(552)	(1,083)
Current taxes	1,228	(4,100)
Brokers, dealers, and clients amounts receivable and payable	(5,128)	8,799
Other, including unrealized foreign currency translation loss/(gain)	1,011	(8,628)
Net cash from (used in) operating activities	(65,302)	38,949
Cash flows from (used in) financing activities
Redemption or repurchase of subordinated notes and debentures (Note 19)	(1,716)	6
Common shares issued, net	74	108
Repurchase of common shares	(4,285)	(2,195)
Preferred shares and other equity instruments issued, net		5,529
Redemption of preferred shares and other equity instruments	(400)	(1,000)
Sale of treasury shares and other equity instruments (Note 20)	8,497	11,168
Purchase of treasury shares and other equity instruments (Note 20)	(8,549)	(11,107)
Dividends paid on shares and distributions paid on other equity instruments	(5,825)	(6,665)
Repayment of lease liabilities	(643)	(663)
Net cash from (used in) financing activities	(12,847)	(4,819)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	41,446	30,455
Activities in financial assets at fair value through other comprehensive income
Purchases	(24,336)	(31,135)
Proceeds from maturities	17,893	33,158
Proceeds from sales	5,838	6,723
Activities in debt securities at amortized cost
Purchases	(26,987)	(149,560)
Proceeds from maturities	52,819	68,719
Proceeds from sales	12,021	8,720
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles (Note 15)	(1,844)	(1,454)
Net cash acquired from (paid for) divestitures and acquisitions (Note 13)	(624)	2,479
Net cash from (used in) investing activities	76,226	(31,895)
Effect of exchange rate changes on cash and due from banks	88	390
Net increase (decrease) in cash and due from banks	(1,835)	2,625
Cash and due from banks at beginning of year	8,556	5,931
Cash and due from banks at end of year	6,721	8,556
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the year	3,036	4,404
Amount of interest paid during the year	48,179	12,523
Amount of interest received during the year	76,646	37,642
Amount of dividends received during the year	2,247	1,792
Schwab [member]
Adjustments to determine net cash flows from (used in) operating activities
Share of net income from investment in Schwab (Note 12)	$ (864)	(991)
Gain on sale of Schwab shares (Note 12)		$ (997)